AST Emerging Managers Diversified Portfolio
SUMMARY: AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to seek total return.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AST Emerging Managers Diversified Portfolio AST Emerging Managers Diversified Portfolio
Management Fees	0.74%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	1.88%
+ Acquired Fund Fees and Expenses	0.33%
= Total Annual Portfolio Operating Expenses	3.20%
- Fee Waiver and/or Expense Reimbursement	(1.80%)
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	[1]
[1]	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 1.07% of the Portfolio’s average daily net assets through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Example.
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
AST Emerging Managers Diversified Portfolio | AST Emerging Managers Diversified Portfolio | USD ($)	143	818	1,517	3,379

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year ended December 31, the Portfolio's turnover rate was 49% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
In seeking to achieve its investment objective, the Portfolio allocates its assets across various investment strategies to provide exposure to a mix of domestic and international equity and fixed income markets, as well as alternative investments. Under normal circumstances, approximately 48% of the Portfolio’s net assets are allocated to equity market strategies and approximately 32% of the Portfolio’s net assets are allocated to fixed income market strategies, with the remaining approximately 20% of the Portfolio’s net assets to be allocated to alternative strategies.

The Portfolio is designed to provide access to institutional investment strategies managed by emerging manager investment firms. In selecting subadvisers for the Portfolio, PGIM Investments LLC (the Manager) focuses on smaller or mid-size subadvisers and/or those subadvisers that are female or minority owned, but does not apply any quantitative limits on a subadviser’s total assets under management or on the subadviser’s assets under management within a specific investment strategy. In determining whether to retain a subadviser after the subadviser’s assets under management have increased, either generally or within a specific investment strategy, the Portfolio’s Manager considers a variety of factors, including transition costs and available options. The Portfolio’s Manager may recommend replacement of a subadviser due to an increase in assets under management, but is not required to do so.

Approximately 60-70% of the Portfolio’s assets are currently allocated to two subadvisers, each of which is an emerging manager and each of which provides a distinct investment strategy. The Manager manages the remaining 30-40% of the Portfolio’s assets.

The Portfolio currently has four strategies: a domestic large-cap core strategy, subadvised by Dana Investment Advisers, Inc., a core plus fixed income strategy, subadvised by Longfellow Investment Management Co., an international equity strategy, managed by the Manager, and an alternative strategy, also managed by the Manager. When the Portfolio’s asset size increases, it is expected to have four strategies that invest in equity securities (large cap core, large cap value, large cap growth and small cap core), two strategies that invest in primarily international equities, one fixed income strategy (core plus fixed income), and two alternative strategies.

The Manager manages the international equity strategy and an alternative strategy. The Manager seeks to provide exposure to these strategies by investing in non-US equity and alternative exchange-traded funds (ETFs) and other pooled vehicles in a manner consistent with the Portfolio’s investment objectives, policies, and restrictions. Investments in ETFs and other pooled vehicles will subject these Portfolio strategies to the risks associated with the ETFs and other pooled investment vehicles.

As the Portfolio’s asset size increases, the Manager will select subadvisers to actively manage each of these investment strategies. It is expected that as the Portfolio’s assets grow the Portfolio will be nearly fully allocated to emerging subadvisers and the allocation to the Manager will be minimal. Depending on market conditions and the strategy of the selected subadviser, it is possible for the Portfolio to perform better or worse when it is actively managed versus managed by investing in ETFs and other pooled investment vehicles. In connection with a subadviser transition, the Manager may temporarily allocate assets away from the outgoing subadviser, but still maintain exposure, such as through ETFs and other pooled investment vehicles.
Principal Risks of Investing in the Portfolio.
The risks summarized below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, the Portfolio cannot guarantee success.

Asset-Backed and/or Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower than expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.

In 2015, the SEC proposed a new rule related to the use of derivatives by registered investment companies, which, if adopted by the SEC as proposed, may limit the Portfolio’s ability to engage in transactions that involve potential future payment obligations (including derivatives such as forwards, futures, swaps and written options) and may limit the ability of the Portfolio to invest in accordance with its stated investment strategy.

Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio.

Exchange-Traded Funds (ETF) Risk. An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objectives, strategies and policies. In addition, the market price of an ETF’s shares may trade above or below their net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with rising interest rates are currently heightened because interest rates in the US are near historic lows but may be expected to increase in the future with unpredictable effects on the markets and the Portfolio’s investments.

Foreign Investment Risk. Investments in foreign securities generally involve more risk than investing in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.

Fund of Funds Risk. In addition to the risks associated with the investment in the underlying portfolios, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the underlying portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its adviser and subadviser(s), which could impact the Portfolio.

High Yield Risk. Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., high yield securities or junk bonds) may be more sensitive to interest rate, credit and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.

Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of security.

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. The investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the intended or desired results. There is no guarantee that the investment objective of the Portfolio will be achieved.

Recent Events Risk. Events in the financial markets have caused, and may continue to cause, increased volatility and a significant decline in the value and liquidity of many securities. As a result, identifying investment risks and opportunities may be especially difficult. There is no assurance that steps taken by governments, and their agencies and instrumentalities, to support financial markets will continue, and the impact of regulatory changes on the markets may not be known for some time.

Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC and/or the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. A change in laws and regulations may materially impact the Portfolio, a security, business, sector or market.
Past Performance.
The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1 year and since inception of the Portfolio compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

The table also demonstrates how the Portfolio’s average annual returns compare to the returns of a custom blended index which consists of the Russell 3000 Index (40%), Bloomberg Barclays US Aggregate Bond Index (40%) and MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (20%). PGIM Investments LLC determined the weight of each index comprising the blended index.
Annual Total Returns

Best Quarter:		Worst Quarter:
1.83%	3rd Quarter 2016	0.00%	1st Quarter 2016

Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Total Returns - AST Emerging Managers Diversified Portfolio	1 Year	Since Inception	Inception Date
AST Emerging Managers Diversified Portfolio	3.49%	0.48%	Jul. 13, 2015
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	11.94%	7.92%	Jul. 13, 2015
Blended Index (reflects no deductions for fees, expenses or taxes)	6.57%	3.38%	Jul. 13, 2015